Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
From time to time, we have transactions with other companies in which we hold an interest all of which are individually and in the aggregate immaterial, as summarized in the table below.

Year ending December 31, (in thousands)	2012	2011
Net sales	$7,068	$6,287
Accounts receivable	$2,651	$3,606
Accounts payable	$3,699	$4,642
Loans receivable	$1,674	$1,539